Revenue - Concentrations of credit risk (Details) - Credit risk - Revenue	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer A
Concentrations of credit risk
Concentrations of credit risk percentage		24.00%	55.00%
Customer B
Concentrations of credit risk
Concentrations of credit risk percentage	11.00%
Customer C
Concentrations of credit risk
Concentrations of credit risk percentage	11.00%
Customer D
Concentrations of credit risk
Concentrations of credit risk percentage	10.00%